SHAREHOLDERS' EQUITY (Schedule of Changes in Share Capital) (Details) - Stock option [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Number of shares
Outstanding at beginning of year | shares	25,480,809	25,404,362
Exercise of options | shares	269,738	76,447
Outstanding at end of year | shares	25,750,547	25,480,809
NIS par value
Outstanding at beginning of year | $	$ 509,616	$ 508,087
Exercised | $	5,395	1,529
Outstanding at end of year | $	$ 515,011	$ 509,616